FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: June 30

Date of reporting period: June 30, 2015

Item 1. Proxy Voting Record

================================= Nuveen Multi-Market Income Fund =================================

BANK OF AMERICA CORPORATION

Ticker:	BAC	Security ID:	060505583
Meeting Date:	MAY 06, 2015	Meeting Type:	Annual
Record Date:	MAR 11, 2015

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1a	Elect Director Sharon L. Allen	For	Against	Management
1b	Elect Director Susan S. Bies	For	For	Management
1c	Elect Director Jack O. Bovender, Jr.	For	For	Management
1d	Elect Director Frank P. Bramble, Sr.	For	Against	Management
1e	Elect Director Pierre J. P. de Weck	For	For	Management
1f	Elect Director Arnold W. Donald	For	For	Management
1g	Elect Director Charles K. Gifford	For	For	Management
1h	Elect Director Linda P. Hudson	For	For	Management
1i	Elect Director Monica C. Lozano	For	For	Management
1j	Elect Director Thomas J. May	For	Against	Management
1k	Elect Director Brian T. Moynihan	For	For	Management
1l	Elect Director Lionel L. Nowell, III	For	Against	Management
1m	Elect Director R. David Yost	For	For	Management
2	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management
3	Ratify PricewaterhouseCoopers LLP as Auditors	For	For	Management
4	Amend Omnibus Stock Plan	For	For	Management
5	Report on Climate Change Financing Risk	Against	Against	Shareholder
6	Report on Lobbying Payments and Policy	Against	For	Shareholder
7	Provide Right to Act by Written Consent	Against	For	Shareholder
8	Establish Other Governance Board Committee	Against	Against	Shareholder

BLACKROCK CREDIT ALLOCATION INCOME TRUST

Ticker:	BTZ	Security ID:	092508100
Meeting Date:	JUL 30, 2014	Meeting Type:	Annual
Record Date:	JUN 03, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Paul L. Audet	For	For	Management
1.2	Elect Director Michael J. Castellano	For	For	Management
1.3	Elect Director R. Glenn Hubbard	For	For	Management
1.4	Elect Director W. Carl Kester	For	For	Management

PIONEER FLOATING RATE TRUST

Ticker:	PHD	Security ID:	72369J102
Meeting Date:	SEP 23, 2014	Meeting Type:	Annual
Record Date:	JUL 10, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Benjamin M. Friedman	For	For	Management
1.2	Elect Director Margaret B.W. Graham	For	For	Management
1.3	Elect Director Kenneth J. Taubes	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Market Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 13, 2015